Fees and Expenses - Atlas U.S. Tactical Income Fund	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Each share class has different expenses but represents an investment in the same Fund. For the Fund’s Class A shares (the “Class A Shares”), you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchase” section of this Prospectus and in the Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees [Table]
SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%+	None
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	None(1)	None
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%	1.00%

Annual Fund Operating Expenses [Table]
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(2)(3)	1.19%	1.19%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Interest Expense	4.07%	4.07%
Other Expenses	0.44%	0.44%
Total Annual Fund Operating Expenses(3)	5.95%	6.70%

(1)	A contingent deferred sales charge of 1.00% will be assessed on redemptions of Class A Shares made within one year after purchase through Northern Lights Distributors, LLC (the “Distributor”), a registered securities broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or other dealers where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more (whether in a single transaction or in several transactions pursuant to such shareholder’s Right of Accumulation or a Letter of Intent).
(2)	Investment advisory fees (the “Management Fee”) are charged as a percentage of the Fund’s average daily gross assets, which include all assets purchased by the Fund with proceeds of leverage (but not including borrowings for temporary, emergency, or defensive purposes). The Management Fee is calculated and payable monthly in arrears at the annual rate of 0.65% of the Fund’s average daily gross assets up to $100 million, 0.60% of the Fund’s average daily gross assets for the next $200 million, and 0.55% of the Fund’s average daily gross assets for amounts in excess of $300 million during such period. The Management Fee shown in the table above is higher than the contractual rate because the Management Fee in the table is required to be calculated as a percentage of average net assets, rather than gross assets. Because the Management Fee is based on the Fund’s average daily gross assets, the Fund’s use of leverage will increase the Management Fee paid to Atlas Asset Management, LLC, the investment adviser of the Fund (the “Adviser”).
(3)	The Adviser has voluntarily waived a portion of the Gross Management Fee for the Fund to reduce expenses. The Fund’s Total Annual Fund Operating Expenses after the Adviser’s voluntary fee waiver, excluding interest expense, is shown below:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management Fees	1.19%	1.19%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.44%	0.44%
Adviser’s Voluntary Fee Waiver	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses	1.57%	2.32%

+	Shares purchased through the Fund’s transfer agent, Ultimus Fund Solutions, LLC (“Ultimus”), are not subject to sales charges.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and for Class A Shares, with an initial sales load of 3.50%. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought through the Distributor, securities dealers that have entered into dealer agreements with the Fund or the Distributor (“Selected Dealers”), without an initial sales charge and then redeemed within 12 months of purchase. The contingent deferred sales charge is not reflected in the example below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Fund and for Class A Shares, with an initial sales load of 3.50%. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought through the Distributor, securities dealers that have entered into dealer agreements with the Fund or the Distributor
Expense Example, With Redemption [Table]
With redemption at the end of the period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$1,021	$2,048	$3,153	$5,826
Class C Shares	$664	$1,959	$3,210	$6,157

Expense Example, No Redemption, By Year, Caption [Text]	Without redemption at the end of the period:
Expense Example, No Redemption [Table]
Without redemption at the end of the period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$921	$2,048	$3,153	$5,826
Class C Shares	$664	$1,959	$3,210	$6,157

Expense Example Closing [Text Block]	The example should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown above.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	7.00%